                            THE AMERICAN TIGER FUNDS

                      THE AMERICAN TIGER TOP 20 PORTFOLIO

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                                                ANNUAL REPORT, December 31, 1998
                                                            AMERICAN TIGER FUNDS

                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                               February 24, 1999

Dear Shareholder:

1998 was the most volatile year for the stock market since 1987. The broad markets finished strongly despite early predictions that the stock market would cool off. Large cap stocks led the market as evidenced by the S&P 500 return of over 26%, whereas small caps continued to lag, as shown by the Russell 2000, down (2.55)%. After a robust first quarter, the stock market faltered a bit in the second quarter. There was major concern that the third quarter sell off would accelerate in the fourth quarter, but the doomsayers were proved wrong again when the stock market caught fire in the last quarter of 1998. The stunning fourth quarter surge in the market was broad based. As strong as the rally in large cap stocks was, it was the small and mid cap issues that stole the show in the last quarter. These small and mid cap stocks had been greatly neglected for many months as investors continued to focus on large cap issues. When investors decided to reallocate some of their profits from their large cap investments into these neglected smaller issues they generated strong buy side volume.

We are quite pleased with the initial results for the American Tiger Top 20 Portfolio. Although the Portfolio is quite new, it has performed very well during the short period of its existence. The Portfolio is a unique product for Navellier due to its very concentrated portfolio. The Portfolio was up 25.50% in its first three months of existence (gross return for the period September 30, 1998 to December 31, 1998).

                                                       AMERICAN TIGER
                                                           TOP 20
TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 1998         PORTFOLIO     RUSSELL 3000  RUSSELL 1000
-----------------------------------------------------  --------------  ------------  ------------
Since Inception*                                             25.50%         21.42%        21.88%
Value of a $10,000 investment over Life of Portfolio*    $  12,550      $  12,142     $  12,188
*Inception September 30, 1998

   Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Many shareholders want to know our opinion of the high flying internet stocks. Many of these stocks have extreme valuations and display excessive volatility. We believe there are still some excellent opportunities in this industry. However, given the volatility of many of these stocks, we have been very selective in this area. It is likely that a select few of these high flying internet stocks may live up to their lofty expectations, but many will fall by the way side.

One industry that continues to fire on all cylinders is the discount retailers. Retail sales continued to soar during the recent holiday season. Despite pessimistic forecasts, the 1998 holiday shopping season was phenomenal. This robust growth was the best in several years. The best real-wage growth for the consumer since 1985 and an impressive rebound by the stock market, all helped to bolster consumer confidence. In fact, consumer confidence is now at the highest level ever, which is a testament to both low unemployment and a strong U.S. economy. As you might expect with record consumer confidence, new housing sales are also breaking records.

The outlook for 1999 remains very promising. The U.S. economy is currently in economic nirvana with strong growth signals all around. However, as the stock market climbs higher, it is becoming increasingly overbought and will likely become more volatile on a day-to-day basis. The stock market can remain overbought and continue to drift higher for several months, but experienced investors know that this is no time to be overly confident. The flow of funds into the stock market has been erratic lately, so the stock market will likely remain volatile for quite some time. As always, an investors best defense is a strong offense of fundamentally superior stocks. Our focus will remain on those stocks that demonstrate strong sales growth, positive analysts' earnings forecasts and continued profit margin expansion. It appears that institutional investors are beginning to focus their attention on small-to-mid capitalization stocks due to their superior fundamental characteristics. These stocks will likely continue to benefit from rapid institutional accumulation in the months ahead.

Please call us if we can address any questions or concerns for you at
1.800.887.8671 or visit our website at www.navellier.com. The web site includes the current weekly market commentary which we will be happy to e-mail to you at your request.

Thank you for allowing us to manage some of your assets. We feel very obligated to our shareholders and promise to make every effort to manage them efficiently and ambitiously.

Sincerely,

/s/ Louis G. Navellier                         /s/ Alan Alpers
LOUIS G. NAVELLIER                             ALAN ALPERS

RUSSELL 3000-REGISTERED TRADEMARK- INDEX measures the performance of the 3,000 largest U.S. companies based on TOTAL MARKET CAPITALIZATION, which represents approximately 98% of the investable US equity market.

RUSSELL 1000-REGISTERED TRADEMARK- INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index.

THESE INDICES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
AMERICAN TIGER TOP 20 PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 96.5%
APPAREL -- 18.8%
   9,800  AnnTaylor Stores Corp.*                   $   386,488
  15,500  Children's Place Retail Stores, Inc.*         389,438
   4,450  Gap, Inc.                                     250,313
   8,100  Tarrant Apparel Group*                        321,975
                                                    ------------
                                                      1,348,214
                                                    ------------
BIOTECHNOLOGY -- 4.2%
   2,900  Amgen, Inc.*                                  303,231
                                                    ------------
CELLULAR TELEPHONE - 6.5%
   2,905  Vodafone Group, PLC, ADR                      468,068
                                                    ------------
COMMERCIAL SERVICES -- 8.6%
   2,700  CMGI, Inc.*                                   287,550
   6,200  Paychex, Inc.                                 318,913
                                                    ------------
                                                        606,463
                                                    ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 8.9%
   4,400  Dell Computer Corp.*                          322,025
   3,750  EMC Corp.*                                    318,750
                                                    ------------
                                                        640,775
                                                    ------------
CONSUMER ELECTRONICS/
 APPLIANCES -- 5.3%
   6,100  Maytag Corp.                                  379,725
                                                    ------------
HOMEBUILDING -- 7.8%
   8,100  MDC Holdings, Inc.                            173,138
   8,050  NVR, Inc.*                                    383,884
                                                    ------------
                                                        557,022
                                                    ------------
INSURANCE -- 3.8%
   4,895  LandAmerica Financial Group, Inc.             273,201
                                                    ------------
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
INTERNET SERVICES -- 6.7%
   7,900  Mindspring Enterprises, Inc.*             $   482,393
                                                    ------------
MEDICAL ELECTRONICS -- 4.9%
   4,000  VISX, Inc.*                                   349,750
                                                    ------------
OFFICE EQUIPMENT AND SUPPLIES -- 11.1%
   4,100  Lexmark International Group, Inc.*            412,050
  17,270  Polycom, Inc.*                                384,258
                                                    ------------
                                                        796,308
                                                    ------------
PHARMACEUTICALS -- 5.2%
   6,720  Schering-Plough Corp.                         371,280
                                                    ------------
PRECISION INSTRUMENT -- 4.7%
   3,850  Waters Corp.*                                 335,912
                                                    ------------
TOTAL COMMON STOCK
 (COST $6,006,562)                                    6,912,342
                                                    ------------
MONEY MARKET FUND -- 3.5%
 249,293  Fund for Government Investors
            (Cost $249,293)                             249,293
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $6,255,855)                                  $ 7,161,635
                                                    ------------
                                                    ------------

(*)     NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                  American Tiger
                                                                Top 20 Portfolio

ASSETS
  Securities at Value (Note 1) (Cost $6,255,855).................  $7,161,635
  Receivable for Shares Sold.....................................     182,477
  Dividends Receivable...........................................         498
  Interest Receivable............................................       1,171
                                                                   ----------
    Total Assets.................................................   7,345,781
                                                                   ----------
LIABILITIES
  Payable for Securities Purchased...............................     128,560
  Payable for Shares Redeemed....................................       7,180
  Investment Advisory Fee Payable (Note 2).......................       4,877
  Distribution Plan Fee Payable (Note 4).........................       2,186
  Other Payables and Accrued Expenses............................       1,219
                                                                   ----------
    Total Liabilities............................................     144,022
                                                                   ----------
NET ASSETS.......................................................  $7,201,759
                                                                   ----------
                                                                   ----------
SHARES OUTSTANDING...............................................     573,772
                                                                   ----------
                                                                   ----------
NET ASSET VALUE PER SHARE........................................      $12.55
                                                                   ----------
                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                                                  American Tiger
                                                                Top 20 Portfolio

INVESTMENT INCOME
  Interest (Note 1)..............................................  $    3,413
  Dividends (Note 1).............................................       4,107
                                                                   ----------
    Total Investment Income......................................       7,520
                                                                   ----------
EXPENSES
  Investment Advisory Fee ( Note 2)..............................       8,743
  Distribution Plan Fee (Note 4).................................       2,186
  Transfer Agent and Custodian Fee (Note 3)......................       5,367
  Registration Fees..............................................      26,096
  Printing Expense...............................................      13,064
  Trustees' Fees.................................................      12,000
  Other Expenses.................................................       1,587
                                                                   ----------
    Total Expenses...............................................      69,043
    Less Expenses Reimbursed by Investment Adviser (Note 2)......     (55,929)
                                                                   ----------
      Net Expenses...............................................      13,114
                                                                   ----------
NET INVESTMENT LOSS..............................................      (5,594)
                                                                   ----------
  Net Realized Gain on Investments...............................     211,487
  Change in Net Unrealized Appreciation of Investments...........     905,780
                                                                   ----------
NET GAIN ON INVESTMENTS..........................................   1,117,267
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $1,111,673
                                                                   ----------
                                                                   ----------
-----------------------------------------------------------------

(*) From Commencement of Operations September 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                                                  American Tiger
                                                                Top 20 Portfolio

FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................  $    (5,594)
  Net Realized Gain on Investment Transactions..............      211,487
  Change in Net Unrealized Appreciation of Investments......      905,780
                                                              -----------
    Net Increase in Net Assets Resulting from Operations....    1,111,673
                                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Total Distributions to Shareholders.......................           --
                                                              -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................    6,038,494
  Reinvestment of Distributions.............................           --
  Cost of Shares Redeemed...................................      (48,408)
                                                              -----------
    Net Increase in Net Assets Resulting from Share
     Transactions...........................................    5,990,086
                                                              -----------
    TOTAL INCREASE IN NET ASSETS............................    7,101,759
NET ASSETS -- Beginning of Period...........................      100,000
                                                              -----------
NET ASSETS -- End of Period.................................  $ 7,201,759
                                                              -----------
                                                              -----------
SHARES
  Sold......................................................      567,983
  Issued in Reinvestment of Distributions...................           --
  Redeemed..................................................       (4,211)
                                                              -----------
    Net Increase in Shares..................................      563,772
                                                              -----------
                                                              -----------
------------------------------------------------------------

(*) From Commencement of Operations September 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                                                  American Tiger
                                                                Top 20 Portfolio

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................          $10.00
                                                                     -------
  Income from Investment Operations:
    Net Investment Loss.....................................           (0.01)
    Net Realized and Unrealized Gain on Investments.........            2.56
                                                                     -------
      Total from Investment Operations......................            2.55
                                                                     -------
  Distributions to Shareholders:
    Total Distributions to Shareholders.....................              --
                                                                     -------
  Net Increase in Net Asset Value...........................            2.55
                                                                     -------
  Net Asset Value -- End of Period..........................          $12.55
                                                                     -------
                                                                     -------

TOTAL INVESTMENT RETURN(A)..................................          25.50%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................            1.50%(B)
  Expenses Before Reimbursement (Note 2)....................            7.90%(B)
  Net Investment Loss After Reimbursement (Note 2)..........           (0.64)%(B)
  Net Investment Loss Before Reimbursement (Note 2).........           (7.04)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................              82%
  Net Assets at End of Period (in thousands)................          $7,202
  Number of Shares Outstanding at End of Period (in
    thousands)..............................................             574

--------------------------------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized. Total returns do not include the maximum sales load.
(B) Annualized

*FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1. Significant Accounting Policies

    The American Tiger Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and is authorized to issue shares of beneficial interests. The Fund currently offers shares of beneficial interests in one Portfolio, the American Tiger Top 20 Portfolio (the "Portfolio"), a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. Shares of the Fund are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of the Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the period ended December 31, 1998, the Adviser paid operating expenses of the portfolio totaling $58,114 under the operating expense agreements the Adviser requested and the Portfolio reimbursed, $2,185 of such expenses.

    GSG Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement.

    For the period ended December 31, 1998, the Fund was advised that the Distributor received $278,544 from sales loads earned on sales of the Fund's capital stock.

    The Fund pays each of its Trustees not affiliated with the Adviser $10,000 annually. For the period ended December 31, 1998, Trustees fees totaled $12,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the period ended December 31, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                      TOP 20
                                                     PORTFOLIO
                                                    -----------
Purchases.........................................  $ 8,599,954
                                                    -----------
                                                    -----------
Sales.............................................  $ 2,804,879
                                                    -----------
                                                    -----------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 1998, based on the cost for Federal income tax purposes are as follows:

                                                      TOP 20
                                                     PORTFOLIO
                                                    -----------
Gross Unrealized Appreciation.....................  $   931,584
Gross Unrealized Depreciation.....................      (25,804)
                                                    -----------
Net Unrealized Appreciation.......................  $   905,780
                                                    -----------
                                                    -----------
Cost of Investments for Federal Income Tax
 Purposes.........................................  $ 6,255,855
                                                    -----------
                                                    -----------

7. Net Assets

    At December 31, 1998, net assets consisted of the following:

                                                      TOP 20
                                                     PORTFOLIO
                                                    -----------
Paid-in-Capital...................................  $ 6,090,086
Accumulated Net Realized Gain on Investments......      205,893
Net Unrealized Appreciation of Investments........      905,780
                                                    -----------
NET ASSETS........................................  $ 7,201,759
                                                    -----------
                                                    -----------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of accumulated net investment income and net realized gain/loss are reclassified. As of December 31, 1998, $5,594 from accumulated net investment loss were reclassified to accumulated net realized gain on investments.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
AMERICAN TIGER FUNDS
RENO, NEVADA

We have audited the accompanying statement of assets and liabilities of American Tiger Top 20 Portfolio of the American Tiger Funds including the portfolio of investments, as of December 31, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Tiger Top 20 Portfolio as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

/s/ Tait, Weller & Baker

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 19, 1999

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
                              INVESTMENT ADVISER:

                           NAVELLIER MANAGEMENT, INC.
                         ONE EAST LIBERTY, THIRD FLOOR
                                 RENO, NV 89501
                                 (800) 887-8671

                                  DISTRIBUTOR:

                              GSG SECURITIES, INC.
                      980 NORTH FEDERAL HIGHWAY, SUITE 210
                              BOCA RATON, FL 33432
                                 (800) 723-3326

                         TRANSFER AGENT AND CUSTODIAN:

                         RUSHMORE TRUST & SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                                 (800) 622-1386